Distribution Date:	11/18/24	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
Determination Date:	11/12/24
Next Distribution Date:	12/17/24
Record Date:	10/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15-16	Trust Administrator	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-18		David Rodgers	(212) 230-9025
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24-25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28-29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61764PBQ4	1.573000%	50,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764PBR2	3.101000%	293,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764PBS0	3.326000%	111,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61764PBT8	3.246000%	240,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61764PBU5	3.526000%	333,319,000.00	157,398,892.58	157,398,892.58	462,490.41	0.00	0.00	157,861,382.99	0.00	0.00%	30.00%
A-S	61764PBW1	3.832000%	91,913,000.00	91,913,000.00	17,537,361.21	293,508.85	0.00	0.00	17,830,870.06	74,375,638.79	81.97%	23.75%
B	61764PBX9	4.000000%	71,692,000.00	71,692,000.00	0.00	238,973.33	0.00	0.00	238,973.33	71,692,000.00	64.59%	18.88%
C	61764PBZ4	4.000000%	108,456,000.00	108,456,000.00	0.00	346,676.84	0.00	0.00	346,676.84	108,456,000.00	38.29%	11.50%
D	61764PAN2	3.250000%	64,339,000.00	64,339,000.00	0.00	0.00	0.00	0.00	0.00	64,339,000.00	22.70%	7.13%
E	61764PAQ5	3.250000%	36,765,000.00	36,765,000.00	0.00	0.00	0.00	0.00	0.00	36,765,000.00	13.78%	4.63%
F	61764PAS1	3.250000%	25,736,000.00	25,736,000.00	0.00	0.00	0.00	0.00	0.00	25,736,000.00	7.54%	2.88%
G	61764PAU6	3.250000%	42,279,820.00	31,112,932.97	0.00	0.00	0.00	0.00	0.00	31,112,932.97	0.00%	0.00%
LNC-1	61764PBA9	3.989000%	30,651,000.00	26,680,598.28	26,680,598.28	88,690.76	0.00	0.00	26,769,289.04	0.00	0.00%	68.28%
LNC-2	61764PBC5	4.384000%	20,530,000.00	17,870,630.09	17,870,630.09	65,287.37	0.00	0.00	17,935,917.46	0.00	0.00%	47.04%
LNC-3	61764PBE1	4.907817%	21,018,000.00	18,295,416.62	18,295,416.62	74,825.46	0.00	0.00	18,370,242.08	0.00	0.00%	25.29%
LNC-4	61764PBG6	4.907817%	24,440,000.00	21,274,145.06	21,274,145.06	87,008.01	0.00	0.00	21,361,153.07	0.00	0.00%	0.00%
V	61764PAW2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764PAY8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,567,238,822.00	671,533,615.60	259,057,043.84	1,657,461.03	0.00	0.00	260,714,504.87	412,476,571.76

X-A	61764PBV3	0.999344%	1,121,332,000.00	249,311,892.58	0.00	207,623.61	0.00	0.00	207,623.61	74,375,638.79
X-B	61764PAA0	0.638156%	71,692,000.00	71,692,000.00	0.00	38,125.57	0.00	0.00	38,125.57	71,692,000.00
X-C	61764PAC6	0.638156%	108,456,000.00	108,456,000.00	0.00	57,676.54	0.00	0.00	57,676.54	108,456,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-D	61764PAE2	1.388156%	64,339,000.00	64,339,000.00	0.00	74,427.14	0.00	0.00	74,427.14	64,339,000.00
X-E	61764PAG7	1.388156%	36,765,000.00	36,765,000.00	0.00	42,529.63	0.00	0.00	42,529.63	36,765,000.00
X-F	61764PAJ1	1.388156%	25,736,000.00	25,736,000.00	0.00	29,771.32	0.00	0.00	29,771.32	25,736,000.00
X-G	61764PAL6	1.388156%	42,279,820.00	31,112,932.97	0.00	35,991.34	0.00	0.00	35,991.34	31,112,932.97
LNC-X	61764PBN1	0.760372%	51,181,000.00	44,551,228.38	0.00	28,229.60	0.00	0.00	28,229.60	0.00
Notional SubTotal			1,521,780,820.00	631,964,053.93	0.00	514,374.75	0.00	0.00	514,374.75	412,476,571.76

Deal Distribution Total					259,057,043.84	2,171,835.78	0.00	0.00	261,228,879.62

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to the

	Exchangeable Certificate Detail.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764PBQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764PBR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764PBS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61764PBT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61764PBU5	472.21698307	472.21698307	1.38753089	0.00000000	0.00000000	0.00000000	0.00000000	473.60451396	0.00000000
A-S	61764PBW1	1,000.00000000	190.80392556	3.19333337	0.00000000	0.00000000	0.00000000	0.00000000	193.99725893	809.19607444
B	61764PBX9	1,000.00000000	0.00000000	3.33333329	0.00000000	0.00000000	0.00000000	0.00000000	3.33333329	1,000.00000000
C	61764PBZ4	1,000.00000000	0.00000000	3.19647452	0.13685882	0.13685882	0.00000000	0.00000000	3.19647452	1,000.00000000
D	61764PAN2	1,000.00000000	0.00000000	0.00000000	2.70833336	5.59186030	0.00000000	0.00000000	0.00000000	1,000.00000000
E	61764PAQ5	1,000.00000000	0.00000000	0.00000000	2.70833347	9.07845913	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61764PAS1	1,000.00000000	0.00000000	0.00000000	2.70833346	49.02393068	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61764PAU6	735.88139614	0.00000000	0.00000000	1.99301203	82.10797042	0.00000000	0.00000000	0.00000000	735.88139614
LNC-1	61764PBA9	870.46420280	870.46420280	2.89356824	0.00000000	0.00000000	0.00000000	0.00000000	873.35777104	0.00000000
LNC-2	61764PBC5	870.46420312	870.46420312	3.18009596	0.00000000	0.00000000	0.00000000	0.00000000	873.64429907	0.00000000
LNC-3	61764PBE1	870.46420306	870.46420306	3.56006566	0.00000000	0.00000000	0.00000000	0.00000000	874.02426872	0.00000000
LNC-4	61764PBG6	870.46420049	870.46420049	3.56006588	0.00000000	0.00000000	0.00000000	0.00000000	874.02426637	0.00000000
V	61764PAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764PAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764PBV3	222.33548367	0.00000000	0.18515802	0.00000000	0.00000000	0.00000000	0.00000000	0.18515802	66.32793748
X-B	61764PAA0	1,000.00000000	0.00000000	0.53179671	0.00000000	0.00000000	0.00000000	0.00000000	0.53179671	1,000.00000000
X-C	61764PAC6	1,000.00000000	0.00000000	0.53179667	0.00000000	0.00000000	0.00000000	0.00000000	0.53179667	1,000.00000000
X-D	61764PAE2	1,000.00000000	0.00000000	1.15679666	0.00000000	0.00000000	0.00000000	0.00000000	1.15679666	1,000.00000000
X-E	61764PAG7	1,000.00000000	0.00000000	1.15679668	0.00000000	0.00000000	0.00000000	0.00000000	1.15679668	1,000.00000000
X-F	61764PAJ1	1,000.00000000	0.00000000	1.15679671	0.00000000	0.00000000	0.00000000	0.00000000	1.15679671	1,000.00000000
X-G	61764PAL6	735.88139614	0.00000000	0.85126521	0.00000000	0.00000000	0.00000000	0.00000000	0.85126521	735.88139614
LNC-X	61764PBN1	870.46420312	0.00000000	0.55156406	0.00000000	0.00000000	0.00000000	0.00000000	0.55156406	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	10/01/24 - 10/30/24	30	0.00	462,490.41	0.00	462,490.41	0.00	0.00	0.00	462,490.41	0.00
X-A	10/01/24 - 10/30/24	30	0.00	207,623.61	0.00	207,623.61	0.00	0.00	0.00	207,623.61	0.00
X-B	10/01/24 - 10/30/24	30	0.00	38,125.57	0.00	38,125.57	0.00	0.00	0.00	38,125.57	0.00
X-C	10/01/24 - 10/30/24	30	0.00	57,676.54	0.00	57,676.54	0.00	0.00	0.00	57,676.54	0.00
X-D	10/01/24 - 10/30/24	30	0.00	74,427.14	0.00	74,427.14	0.00	0.00	0.00	74,427.14	0.00
X-E	10/01/24 - 10/30/24	30	0.00	42,529.63	0.00	42,529.63	0.00	0.00	0.00	42,529.63	0.00
X-F	10/01/24 - 10/30/24	30	0.00	29,771.32	0.00	29,771.32	0.00	0.00	0.00	29,771.32	0.00
X-G	10/01/24 - 10/30/24	30	0.00	35,991.34	0.00	35,991.34	0.00	0.00	0.00	35,991.34	0.00
A-S	10/01/24 - 10/30/24	30	0.00	293,508.85	0.00	293,508.85	0.00	0.00	0.00	293,508.85	0.00
B	10/01/24 - 10/30/24	30	0.00	238,973.33	0.00	238,973.33	0.00	0.00	0.00	238,973.33	0.00
C	10/01/24 - 10/30/24	30	0.00	361,520.00	0.00	361,520.00	14,843.16	0.00	0.00	346,676.84	14,843.16
D	10/01/24 - 10/30/24	30	185,523.24	174,251.46	0.00	174,251.46	174,251.46	0.00	0.00	0.00	359,774.70
E	10/01/24 - 10/30/24	30	234,197.67	99,571.88	0.00	99,571.88	99,571.88	0.00	0.00	0.00	333,769.55
F	10/01/24 - 10/30/24	30	1,191,978.21	69,701.67	0.00	69,701.67	69,701.67	0.00	0.00	0.00	1,261,679.88
G	10/01/24 - 10/30/24	30	3,387,246.02	84,264.19	0.00	84,264.19	84,264.19	0.00	0.00	0.00	3,471,510.21
LNC-1	10/01/24 - 10/30/24	30	0.00	88,690.76	0.00	88,690.76	0.00	0.00	0.00	88,690.76	0.00
LNC-2	10/01/24 - 10/30/24	30	0.00	65,287.37	0.00	65,287.37	0.00	0.00	0.00	65,287.37	0.00
LNC-3	10/01/24 - 10/30/24	30	0.00	74,825.46	0.00	74,825.46	0.00	0.00	0.00	74,825.46	0.00
LNC-4	10/01/24 - 10/30/24	30	0.00	87,008.01	0.00	87,008.01	0.00	0.00	0.00	87,008.01	0.00
LNC-X	10/01/24 - 10/30/24	30	0.00	28,229.60	0.00	28,229.60	0.00	0.00	0.00	28,229.60	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			4,998,945.14	2,614,468.14	0.00	2,614,468.14	442,632.36	0.00	0.00	2,171,835.78	5,441,577.50

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764PBW1	3.832000%	91,913,000.00	91,913,000.00	17,537,361.21	293,508.85	0.00	0.00	17,830,870.06	74,375,638.79
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764PBX9	4.000000%	71,692,000.00	71,692,000.00	0.00	238,973.33	0.00	0.00	238,973.33	71,692,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764PBZ4	4.000000%	108,456,000.00	108,456,000.00	0.00	346,676.84	0.00	0.00	346,676.84	108,456,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			272,061,000.03	272,061,000.00	17,537,361.21	879,159.02	0.00	0.00	18,416,520.23	254,523,638.79

Exchangeable Certificate Details
PST	61764PBY7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	261,228,879.62
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,625,059.05	Master Servicing Fee	6,782.63
Interest Reductions due to Nonrecoverability Determination	(363,309.18)	Certificate Administrator Fee	1,155.73
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	289.13
ARD Interest	0.00	Trust Advisor Fee	883.20
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,261,749.87	Total Fees	9,320.69

Principal		Expenses/Reimbursements
Scheduled Principal	114,279,474.94	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	9,490.91
Principal Prepayments	144,777,568.92	Special Servicing Fees (Monthly)	24,379.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	46,723.36
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	259,057,043.86	Total Expenses/Reimbursements	80,593.44

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,171,835.78
Excess Liquidation Proceeds	0.00	Principal Distribution	259,057,043.84
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	261,228,879.62
Total Funds Collected	261,318,793.73	Total Funds Distributed	261,318,793.75

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	587,412,825.75	587,412,825.75	Beginning Certificate Balance	671,533,615.60
(-) Scheduled Principal Collections	114,119,579.28	114,119,579.28	(-) Principal Distributions	259,057,043.84
(-) Unscheduled Principal Collections	60,816,674.71	60,816,674.71	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	412,476,571.76	412,476,571.76	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	593,437,864.17	593,437,864.17	Ending Certificate Balance	412,476,571.76
Ending Actual Collateral Balance	418,537,008.68	418,537,008.68

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.20)
Beginning Cumulative Advances	540,185.98	0.00	UC / (OC) Change	0.20
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	540,185.98	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	48,658,031.62	11.80%	1	4.6305	NAP	Defeased	5	48,658,031.62	11.80%	1	4.6305	NAP
10,000,000 or less	14	66,495,330.26	16.12%	(1)	4.5875	1.215380	1.30 or less	10	138,251,619.44	33.52%	4	4.5221	0.283146
10,000,001 to 20,000,000	2	22,709,737.21	5.51%	12	4.5718	1.345198	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	26,243,429.22	6.36%	23	4.9200	1.123200	1.41 to 1.50	4	78,766,712.57	19.10%	1	4.2210	1.465589
30,000,001 to 40,000,000	1	31,518,818.44	7.64%	0	4.2600	(0.252800)	1.51 to 1.60	2	15,573,838.54	3.78%	17	4.8072	1.528514
40,000,001 to 50,000,000	1	41,941,179.78	10.17%	1	4.4900	(0.089700)	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 60,000,000	2	109,592,923.95	26.57%	0	4.2343	1.613429	1.71 to 1.80	1	52,849,693.72	12.81%	(1)	4.4000	1.765600
60,000,001 to 70,000,000	1	65,317,121.28	15.84%	1	4.4800	1.816900	1.81 to 1.90	1	65,317,121.28	15.84%	1	4.4800	1.816900
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 110,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
110,000,001 to 130,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.20	1	2,850,738.09	0.69%	1	4.8100	2.133700
130,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.21 to 2.30	0	0.00	0.00%	0	0.0000	0.000000
Totals	27	412,476,571.76	100.00%	2	4.4671	1.218914	2.31 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 to 2.70	1	2,103,623.14	0.51%	1	4.8500	2.452000
							2.71 to 2.80	1	2,600,000.00	0.63%	0	4.1800	2.784700
							2.81 to 2.90	1	5,505,193.36	1.33%	(1)	4.5000	2.861100
							2.91 to 3.20	0	0.00	0.00%	0	0.0000	0.000000
							3.21 to 3.70	0	0.00	0.00%	0	0.0000	0.000000
							3.71 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	27	412,476,571.76	100.00%	2	4.4671	1.218914
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	48,658,031.62	11.80%	1	4.6305	NAP
							Defeased	11	48,658,031.62	11.80%	1	4.6305	NAP
California	1	26,243,429.22	6.36%	23	4.9200	1.123200
							Lodging	4	20,015,534.31	4.85%	(2)	4.6176	0.141316
Colorado	1	2,600,000.00	0.63%	0	4.1800	2.784700
							Mixed Use	1	4,686,325.65	1.14%	(1)	4.4900	0.461100
Florida	2	65,275,747.89	15.83%	1	4.1218	1.473465
							Multi-Family	5	121,579,704.08	29.48%	1	4.4271	1.177914
Georgia	1	2,593,532.36	0.63%	1	4.6600	1.219900
							Office	3	115,098,117.31	27.90%	0	4.2470	1.673106
Illinois	1	23,423,075.69	5.68%	1	4.4900	(0.089700)
							Retail	10	102,438,858.79	24.84%	9	4.6536	0.818406
Kentucky	2	58,450,009.96	14.17%	(1)	4.4019	1.732985
							Totals	34	412,476,571.76	100.00%	2	4.4671	1.218914
Louisiana	1	3,425,093.40	0.83%	0	5.1870	(0.659200)

Maryland	1	5,505,193.36	1.33%	(1)	4.5000	2.861100

New York	2	73,207,769.72	17.75%	1	4.5253	1.775101

North Carolina	1	7,292,735.55	1.77%	(2)	4.5000	0.205100

Ohio	2	4,954,361.23	1.20%	1	4.8270	2.268850

Pennsylvania	1	4,116,901.01	1.00%	(1)	4.6100	1.579200

South Carolina	2	9,297,705.36	2.25%	(2)	4.5000	0.386182

Texas	4	65,976,047.86	16.00%	0	4.3409	0.087570

Virginia	1	11,456,937.53	2.78%	23	4.8780	1.510300

Totals	34	412,476,571.76	100.00%	2	4.4671	1.218914

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	48,658,031.62	11.80%	1	4.6305	NAP	Defeased	5	48,658,031.62	11.80%	1	4.6305	NAP
	3.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.500%	14	303,137,636.95	73.49%	0	4.3572	1.147674	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	7	57,255,809.79	13.88%	15	4.8667	1.379118	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	1	3,425,093.40	0.83%	0	5.1870	(0.659200)	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	22	363,818,540.14	88.20%	3	4.4452	1.167087
	Totals	27	412,476,571.76	100.00%	2	4.4671	1.218914	Totals	27	412,476,571.76	100.00%	2	4.4671	1.218914
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	48,658,031.62	11.80%	1	4.6305	NAP	Defeased	5	48,658,031.62	11.80%	1	4.6305	NAP
	60 months or less	22	363,818,540.14	88.20%	3	4.4452	1.167087	Interest Only	1	2,600,000.00	0.63%	0	4.1800	2.784700
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	6	25,459,804.76	6.17%	(1)	4.6434	0.474277
115 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	15	335,758,735.38	81.40%	3	4.4322	1.207095
	121 or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 351 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	412,476,571.76	100.00%	2	4.4671	1.218914	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	27	412,476,571.76	100.00%	2	4.4671	1.218914
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	48,658,031.62	11.80%	1	4.6305	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	22	363,818,540.14	88.20%	3	4.4452	1.167087
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	412,476,571.76	100.00%	2	4.4671	1.218914
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
4	303031004	MF	Long Island City	NY	Actual/360	4.480%	252,457.84	124,137.91	0.00	N/A	12/01/24	--	65,441,259.19	65,317,121.28	11/01/24
5	453000205	MF	Long Island City	NY	Actual/360	4.760%	249,755.52	60,932,494.37	0.00	N/A	12/04/24	--	60,932,494.37	0.00	11/04/24
6	303031006	OF	Fort Lauderdale	FL	Actual/360	4.080%	199,689.38	94,354.34	0.00	N/A	12/01/24	--	56,837,584.57	56,743,230.23	11/01/24
7	300801108	OF	Louisville	KY	Actual/360	4.400%	200,580.90	89,547.45	0.00	N/A	10/01/24	--	52,939,241.17	52,849,693.72	09/01/24
9	300801161	RT	Various	Various	Actual/360	4.490%	0.00	0.00	0.00	N/A	12/01/24	--	41,941,179.78	41,941,179.78	01/01/23
11	303031011	IN	Allendale	NJ	Actual/360	4.500%	119,963.20	30,958,244.45	0.00	N/A	11/01/24	--	30,958,244.45	0.00	11/01/24
12	300801126	MF	Midland	TX	Actual/360	4.260%	0.00	0.00	0.00	N/A	11/01/24	--	31,518,818.44	31,518,818.44	01/01/22
13	1442293	OF	Westlake Village	CA	Actual/360	4.330%	101,899.94	27,329,195.05	0.00	N/A	10/01/24	--	27,329,195.05	0.00	11/01/24
14	1442581	RT	Reseda	CA	Actual/360	4.920%	111,383.23	46,869.82	0.00	N/A	10/01/26	--	26,290,299.04	26,243,429.22	11/01/24
16	300801131	MH	Various	Various	Actual/360	4.830%	98,101.80	49,062.59	0.00	N/A	12/01/24	--	23,586,889.44	23,537,826.85	11/01/24
22	300801112	OF	Oklahoma City	OK	Actual/360	4.740%	57,134.07	13,997,730.66	0.00	N/A	11/01/24	--	13,997,730.66	0.00	11/01/24
23	303031023	MU	New York	NY	Actual/360	4.430%	51,498.75	13,500,000.00	0.00	N/A	11/01/24	--	13,500,000.00	0.00	11/01/24
25	1442582	RT	McLean	VA	Actual/360	4.878%	48,211.44	20,609.30	0.00	N/A	10/01/26	--	11,477,546.83	11,456,937.53	11/01/24
28	300801124	MF	Odessa	TX	Actual/360	4.260%	0.00	0.00	0.00	N/A	11/01/24	--	11,252,799.68	11,252,799.68	03/01/22
31	1442153	LO	Gilbert	AZ	Actual/360	4.550%	36,578.02	9,335,757.71	0.00	N/A	11/01/24	--	9,335,757.71	0.00	11/01/24
32	303031032	MF	Texas City	TX	Actual/360	4.370%	37,965.13	18,171.29	0.00	N/A	12/01/24	--	10,088,909.33	10,070,738.04	11/01/24
35	303031035	LO	Huntersville	NC	Actual/360	4.500%	0.00	0.00	0.00	N/A	09/01/24	--	7,292,735.55	7,292,735.55	03/01/21
36	303031036	RT	Boca Raton	FL	Actual/360	4.400%	32,391.02	16,433.17	0.00	N/A	12/01/24	--	8,548,950.83	8,532,517.66	11/01/24
37	300801092	MF	Hamburg	NY	Actual/360	4.900%	33,369.45	17,845.68	0.00	N/A	10/01/24	--	7,908,494.12	7,890,648.44	11/01/24
39	303031039	LO	Statesboro	GA	Actual/360	4.620%	26,493.38	6,659,416.13	0.00	N/A	11/01/24	--	6,659,416.13	0.00	11/01/24
41	300801110	IN	Various	Various	Actual/360	4.892%	26,666.57	6,330,260.54	0.00	N/A	11/01/24	--	6,330,260.54	0.00	11/01/24
44	303031044	LO	Hartsville	SC	Actual/360	4.500%	20,115.21	19,348.90	0.00	N/A	09/01/24	--	5,191,023.20	5,171,674.30	08/01/24
45	300801134	RT	South Gate	CA	Actual/360	4.390%	26,461.94	0.00	0.00	N/A	12/01/24	--	7,000,000.00	7,000,000.00	11/01/24
47	303031047	OF	Clinton	MD	Actual/360	4.500%	21,383.76	13,197.51	0.00	N/A	10/01/24	--	5,518,390.87	5,505,193.36	11/01/24
48	303031048	LO	Irving	TX	Actual/360	4.550%	21,428.34	12,820.85	0.00	N/A	12/01/24	--	5,469,125.11	5,456,304.26	11/01/24
50	303031050	OF	St. Helens	OR	Actual/360	4.670%	21,305.68	5,298,088.81	0.00	N/A	11/01/24	--	5,298,088.81	0.00	11/01/24
52	303031052	MF	Louisville	KY	Actual/360	4.420%	21,353.56	10,017.88	0.00	N/A	12/01/24	--	5,610,334.12	5,600,316.24	11/01/24
54	303031054	MU	Dallas	TX	Actual/360	4.490%	18,156.58	9,678.44	0.00	N/A	10/01/24	--	4,696,004.09	4,686,325.65	09/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
55	303031055	LO	Columbia	SC	Actual/360	4.500%	0.00	0.00	0.00	N/A	09/01/24	--	4,126,031.06	4,126,031.06	10/01/20
59	303031059	RT	Bellefonta	PA	Actual/360	4.610%	16,373.71	7,748.67	0.00	N/A	10/01/24	--	4,124,649.68	4,116,901.01	01/01/24
60	300801109	LO	Lake Charles	LA	Actual/360	5.187%	15,350.93	11,745.99	0.00	N/A	11/01/24	--	3,436,839.39	3,425,093.40	10/01/24
63	300801156	RT	Olmsted Township	OH	Actual/360	4.810%	11,849.39	10,089.81	0.00	N/A	12/01/24	--	2,860,827.90	2,850,738.09	11/01/24
64	300801133	RT	Lower Burrell	PA	Actual/360	4.650%	10,420.82	9,332.51	0.00	N/A	12/01/24	--	2,602,494.98	2,593,162.47	11/01/24
65	300801137	RT	Lawrenceville	GA	Actual/360	4.660%	10,444.68	9,324.16	0.00	N/A	12/01/24	--	2,602,856.52	2,593,532.36	11/01/24
75	303031075	RT	Monument	CO	Actual/360	4.180%	9,358.56	0.00	0.00	N/A	11/01/24	--	2,600,000.00	2,600,000.00	11/01/24
76	303031076	RT	Findlay	OH	Actual/360	4.850%	8,805.30	4,730.00	0.00	N/A	12/01/24	--	2,108,353.14	2,103,623.14	11/01/24
Totals							1,916,948.10	174,936,253.99	0.00				587,412,825.75	412,476,571.76
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
4	7,702,704.93	4,120,568.38	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	20,993,629.78	10,616,707.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,659,544.30	2,943,687.41	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,903,299.47	3,386,756.23	01/01/24	06/30/24	--	0.00	0.00	289,467.34	489,811.42	0.00	0.00
9	944,278.89	(89,644.70)	01/01/24	06/30/24	05/13/24	0.00	1,686,159.05	(523.68)	3,416,483.25	1,751,180.08	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1,136,126.00	12,176.63	01/01/24	03/31/24	09/11/24	0.00	1,078,689.04	(393.55)	4,375,226.71	0.00	0.00
13	4,353,409.29	2,145,315.31	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,377,934.84	1,126,314.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,198,131.48	674,698.69	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,283,429.90	956,280.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	533,596.00	237,343.20	01/01/24	03/31/24	06/11/24	149,809.60	96,908.21	(140.50)	1,717,575.25	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	182,872.93	33,867.49	01/01/24	03/31/24	05/13/24	0.00	0.00	(373.65)	2,241,172.70	0.00	0.00
36	1,078,795.34	682,155.22	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	783,089.15	453,157.08	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	15,058.67	0.00
39	1,688,348.58	1,641,206.15	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	409,034.00	447,755.00	07/01/23	06/30/24	--	0.00	0.00	39,198.14	117,657.45	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	980,490.13	322,585.64	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	446,757.28	211,360.45	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	585,954.98	280,025.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	219,294.33	0.00	--	--	--	0.00	0.00	27,614.63	45,593.32	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	(332,839.08)	6,532.69	01/01/24	03/31/24	09/11/24	1,590,016.94	18,504.91	(211.40)	558,568.38	0.00	0.00
59	466,671.00	0.00	--	--	06/11/24	2,435,734.59	56,333.12	14,313.59	174,141.27	0.00	0.00
60	(123,907.00)	(53,592.27)	01/01/24	03/31/24	07/11/24	1,233,704.58	35,428.29	27,067.32	27,067.32	0.00	0.00
63	575,364.00	464,415.40	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	291,892.00	217,046.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
75	309,790.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	445,389.53	231,709.13	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	61,093,082.05	31,068,426.31				5,409,265.71	2,972,022.62	396,018.24	13,163,297.07	1,766,238.75	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
5	453000205	60,816,674.71	Payoff Prior to Maturity	0.00	0.00
Totals		60,816,674.71		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/24	0	0.00	0	0.00	1	41,941,179.78	0	0.00	5	57,615,478.13	0	0.00	0	0.00	1	60,816,674.71	4.467057%	4.377365%	2
10/18/24	0	0.00	0	0.00	3	84,712,797.90	0	0.00	5	57,627,224.12	0	0.00	0	0.00	2	31,330,325.73	4.507972%	4.440199%	3
09/17/24	0	0.00	0	0.00	4	88,845,692.76	0	0.00	5	57,639,412.62	0	0.00	0	0.00	2	8,693,132.18	4.525778%	4.468669%	3
08/16/24	0	0.00	0	0.00	6	100,345,241.62	0	0.00	5	57,724,149.00	0	0.00	0	0.00	3	14,372,806.86	4.518951%	4.462861%	4
07/17/24	0	0.00	0	0.00	6	100,549,933.33	0	0.00	5	57,835,231.20	0	0.00	0	0.00	1	2,777,689.82	4.391891%	4.342095%	5
06/17/24	0	0.00	0	0.00	6	100,765,599.79	0	0.00	5	57,952,376.54	0	0.00	0	0.00	2	5,057,929.89	4.395066%	4.345536%	6
05/17/24	0	0.00	0	0.00	6	100,968,700.00	0	0.00	5	58,062,594.78	0	0.00	0	0.00	0	0.00	4.398279%	4.349299%	7
04/17/24	0	0.00	1	4,172,077.42	5	97,010,754.51	0	0.00	5	58,178,907.10	0	0.00	0	0.00	0	0.00	4.401312%	4.352540%	8
03/15/24	1	4,179,607.92	0	0.00	5	97,204,744.54	0	0.00	5	58,288,267.82	0	0.00	0	0.00	0	0.00	4.401105%	4.352338%	9
02/16/24	0	0.00	0	0.00	5	97,436,196.02	0	0.00	5	58,425,851.35	0	0.00	0	0.00	0	0.00	4.450722%	4.403437%	9
01/18/24	0	0.00	0	0.00	5	97,643,103.16	0	0.00	5	58,548,802.55	0	0.00	0	0.00	0	0.00	4.450503%	4.403217%	10
12/15/23	0	0.00	0	0.00	5	97,849,227.03	0	0.00	5	58,671,287.13	0	0.00	0	0.00	0	0.00	4.450285%	4.404083%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	300801108	09/01/24	1	5	289,467.34	489,811.42	0.00	53,034,908.19
9	300801161	01/01/23	21	6	(523.68)	3,416,483.25	1,915,864.88	43,788,691.05	09/29/21	98
12	300801126	01/01/22	33	5	(393.55)	4,375,226.71	0.00	33,213,994.12	01/04/22	7			04/04/23
28	300801124	03/01/22	31	5	(140.50)	1,717,575.25	0.00	11,819,579.68	01/13/22	7			04/04/23
35	303031035	03/01/21	43	5	(373.65)	2,241,172.70	810,716.68	8,325,554.77	05/04/21	7			09/01/23
44	303031044	08/01/24	2	5	39,198.14	117,657.45	0.00	5,230,143.56	10/03/24	13
54	303031054	09/01/24	1	5	27,614.63	45,593.32	10,060.00	4,706,229.97	09/09/20	11
55	303031055	10/01/20	48	5	(211.40)	558,568.38	1,295,724.44	4,690,104.90	12/18/20	7			11/07/22
59	303031059	01/01/24	9	5	14,313.59	174,141.27	22,739.64	4,195,643.88	01/03/24	2
60	300801109	10/01/24	0	5	27,067.32	27,067.32	0.00	3,436,839.39	10/04/19	7			10/06/21
Totals					396,018.24	13,163,297.07	4,055,105.64	172,441,689.51
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		140,435,915	15,995,842	66,824,595		57,615,478
0 - 6 Months		234,340,290	192,399,111	41,941,180		0
7 - 12 Months		0	0	0		0
13 - 24 Months		37,700,367	37,700,367	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-24	412,476,572	246,095,319	57,536,019	5,171,674	46,058,081	57,615,478
Oct-24	587,412,826	380,137,424	98,391,325	5,191,023	46,065,829	57,627,224
Sep-24	731,990,770	623,066,337	0	5,210,946	46,074,075	57,639,413
Aug-24	757,854,550	654,048,641	0	0	46,081,760	57,724,149
Jul-24	879,726,581	775,704,392	0	0	46,186,957	57,835,231
Jun-24	888,347,778	784,097,887	0	0	46,297,515	57,952,377
May-24	904,383,484	799,919,010	0	0	46,401,879	58,062,595
Apr-24	911,836,294	807,145,753	0	4,172,077	42,339,556	58,178,907
Mar-24	913,825,048	808,921,608	4,179,608	0	42,435,564	58,288,268
Feb-24	965,573,922	864,606,298	0	0	42,541,773	58,425,851
Jan-24	967,639,580	866,453,775	0	0	42,637,002	58,548,803
Dec-23	969,697,306	868,294,155	0	0	42,731,865	58,671,287
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	300801161	41,941,179.78	43,788,691.05	26,730,000.00	03/15/24	(279,955.70)	(0.08970)	06/30/24	12/01/24	240
12	300801126	31,518,818.44	33,213,994.12	34,600,000.00	08/07/24	(128,737.37)	(0.25280)	03/31/24	11/01/24	240
28	300801124	11,252,799.68	11,819,579.68	13,380,000.00	05/02/24	213,936.20	1.17710	03/31/24	11/01/24	240
35	303031035	7,292,735.55	8,325,554.77	13,000,000.00	02/29/24	33,867.49	0.20510	03/31/24	09/01/24	177
44	303031044	5,171,674.30	5,230,143.56	10,600,000.00	06/20/14	377,737.00	0.79760	06/30/24	09/01/24	177
54	303031054	4,686,325.65	4,706,229.97	7,400,000.00	07/25/14	154,026.33	0.46110	12/31/23	10/01/24	240
55	303031055	4,126,031.06	4,690,104.90	6,200,000.00	08/06/24	(11,882.31)	(0.12950)	03/31/24	09/01/24	177
59	303031059	4,116,901.01	4,195,643.88	2,050,000.00	04/05/24	457,134.00	1.57920	12/31/23	10/01/24	240
60	300801109	3,425,093.40	3,436,839.39	575,000.00	04/30/24	(53,592.27)	(0.65920)	03/31/24	11/01/24	179
Totals		113,531,558.87	119,406,781.32	114,535,000.00		762,533.37

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	300801161	RT	Various	09/29/21	98

Loan transferred to special servicing in September 2021 for imminent non-monetary default and went into payment default beginning with the October 2021 payment. Upon transfer, the borrower indicated its willingness to transition the properties to the lender. Agreed orders appointing Friedman Properties as receiver were entered on 1/26/2022 (IL) and 2/17/2022 (TX). Soil settling on the Yards has caused structural damage to the property and borrower incurred unpermitted debt, both which triggered recourse to the guarantors. Special Servicer received Lender's approval and filed suit against the guarantors. Marketing and sale process are underway regarding the Yards property. Lender has also filed a lawsuit against the insurance company, who did not timely answer to mortgagees insurance claims regarding earth movement. Special Servicer has approved a Guarantor settlement and is working to document an agreement. Insurance litigation remains ongoing.

12	300801126	MF	TX	01/04/22	7

358-unit multi-family project located in Odessa, TX. The property is currently 90.2% occupied as of Q3 2024. The Property become REO in April 2023 via judicial foreclosure. Leasing continues to sign new leases and renewals at market rents.

	Expected disposition by Q3 2025.

28	300801124	MF	TX	01/13/22	7

160-unit multi-family complex located in Midland, TX. The Property become REO in April 2023 via judicial foreclosure. The property is currently 93.8% occupied as of Q3 2024. Rents continue to be pushed to market with renewals and new

	leases. Disposition expected by Q2 2026.

35	303031035	LO	NC	05/04/21	7

The foreclosure sale occurred on 6/30/23 and the Lender took title on 9/1/23.A franchise agreement with Marriott has been executed maintaining the Courtyard brand and an experienced 3rd party management company has been retained to

	stabilize operations, cure brand deficiencies, and drive top-line growth at the hotel. T12 RevPAR is $71.90 which is a 18% increase over the previous year.

44	303031044	LO	SC	10/03/24	13
	Loan transferred to Special Servicing 10/3/2024 due to maturity default. Special Servicer has reached out to the Borrower and is evaluating the appropriate next steps on the asset

54	303031054	MU	TX	09/09/20	11

The loan transferred on 9/9/2020 at Borrower's request due to COVID-related performance issues. The loan was assumed and will be returned to the Master Servicer as a Corrected Mortgage Loan upon the approval of the 2024 Budget. Property management change was cancelled by borrower. Loan is set to mature in October 2024. Borrower has executed a PNL. Borrower has indicated that they are pursuing a sale of the Property but will need a short term extension to complete the

	transaction.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
55	303031055	LO	SC	12/18/20	7

The hotel became REO in Dec-22. Special Servicer ordered change of ownership PIP from Marriott to remain as FFI thru end of term (Jan-29) and for conversion to newly launched City Express. Marketing the for sale with disposition target by Q1

2025.

59	303031059	RT	PA	01/03/24	2

The Loan transferred to special servicing on 1/3/2024 due to imminent monetary default. Special Servicer has engaged counsel. Special Servicer is currently evaluating the loan and collateral. Notice of Default has been sent. Borrower requested to transition title to the Lender. Special Servicer has started the foreclosure proceedings. Counsel is drafting the foreclosure complaint.

60	300801109	LO	LA	10/04/19	7

Loan transferred to Special Servicing due to Payment Default. A keeper was appointed to the property and a foreclosure sale occurred in October 2021. The property sustained damage as a result of Hurricane Laura and Hurricane Delta and next steps are being evaluated. Issues with payment of insurance proceeds are being reviewed, and a settlement with the insurance company is expected. Insurance settlement has been finalized as SS will be auctioning the property in October.

The initial offer received at auction did not materialize and SS elected to place the asset on the auction a second time. Closing is still expected to take place in Q4 2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
18	300801162	0.00	5.87000%	0.00	5.87000%	1	08/21/20	12/01/19	--
18	300801162	0.00	5.87000%	0.00	5.87000%	10	04/13/21	12/01/20	05/11/21
31	1442153	0.00	4.55000%	0.00	4.55000%	10	01/26/21	04/01/20	02/11/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 31

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	300801162	07/16/21	7,274,899.33	27,900,000.00	7,513,188.16	238,288.83	7,513,188.16	7,274,899.33	0.00	0.00	0.00	0.00	0.00%
24	300801174	01/18/22	11,917,104.10	3,100,000.00	6,752,669.47	1,517,838.71	6,752,669.47	5,234,830.76	6,682,273.34	0.00	550,562.90	6,131,710.44	45.42%
43	303031043	03/17/21	6,203,983.30	3,500,000.00	3,291,165.18	445,861.83	3,291,165.18	2,845,303.35	3,358,679.95	0.00	228,986.20	3,129,693.75	42.87%
57	303031057	10/18/21	4,445,750.54	3,850,000.00	3,409,784.70	482,236.39	3,409,784.70	2,927,548.31	1,518,202.23	0.00	152,904.63	1,365,297.60	25.63%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			29,841,737.27	38,350,000.00	20,966,807.51	2,684,225.76	20,966,807.51	18,282,581.75	11,559,155.52	0.00	932,453.73	10,626,701.79

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 27 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/18/24	0.00	(49,046.66)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(45,541.50)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(46,806.64)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(45,258.02)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(43,676.84)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(45,005.37)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(43,429.55)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(44,707.32)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(43,647.93)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(43,482.80)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(44,759.94)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(43,155.16)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(44,422.73)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(42,830.09)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(44,088.15)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(43,919.22)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(42,344.69)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(43,588.56)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(42,586.56)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(43,837.58)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(45,127.73)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(44,951.63)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(44,785.01)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(44,618.91)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(45,929.74)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(44,283.34)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(45,584.35)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(45,409.95)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(43,782.24)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(45,068.59)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/17/22	0.00	(43,453.15)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(44,729.88)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(43,154.72)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(42,966.67)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(18,398.82)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(18,330.57)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(18,869.08)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(12,634.09)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(13,005.25)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(12,955.48)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(12,521.03)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(12,888.79)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(12,472.12)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(12,838.31)	0.00	0.00	0.00	0.00	0.00	0.00
18	300801162	07/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	300801174	03/17/23	0.00	0.00	6,131,710.44	0.00	0.00	(550,562.90)	0.00	0.00	6,131,710.44
		01/18/22	0.00	0.00	6,682,273.34	0.00	0.00	6,682,273.34	0.00	0.00
43	303031043	03/17/23	0.00	0.00	3,129,693.75	0.00	0.00	(228,986.20)	0.00	0.00	3,129,693.75
		03/17/21	0.00	0.00	3,358,679.95	0.00	0.00	3,358,679.95	0.00	0.00
57	303031057	05/17/24	0.00	0.00	1,365,297.60	0.00	0.00	260.59	0.00	0.00	1,365,297.60
		05/17/23	0.00	0.00	1,365,037.01	0.00	0.00	(153,165.22)	0.00	0.00
		10/18/21	0.00	0.00	1,518,202.23	0.00	0.00	1,518,202.23	0.00	0.00
Current Period Totals			0.00	(49,046.66)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(1,654,894.76)	10,626,701.79	0.00	0.00	10,626,701.79	0.00	0.00	10,626,701.79

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	9,029.00	0.00	0.00	0.00	0.00	162,160.91	0.00	0.00	0.00	0.00
12	0.00	0.00	6,785.30	0.00	0.00	0.00	0.00	115,621.53	0.00	0.00	0.00	0.00
28	0.00	0.00	2,422.48	0.00	0.00	0.00	0.00	41,279.02	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	46,723.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	1,569.96	0.00	0.00	0.00	0.00	28,259.35	0.00	0.00	0.00	0.00
44	0.00	0.00	1,045.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	1,010.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	888.24	0.00	0.00	0.00	0.00	15,988.37	0.00	0.00	0.00	0.00
59	0.00	0.00	887.95	0.00	0.00	9,490.91	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	739.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,379.17	0.00	46,723.36	9,490.91	0.00	363,309.18	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		443,902.62

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31